Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 2,554,420	¥ 2,636,309
Derivative assets, Fair value		16,770	14,929
Derivative liabilities, Fair value	[1]	16,499	14,517
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,553,260	2,635,161
Derivative assets, Fair value	[2],[3]	16,751	14,909
Derivative liabilities, Fair value	[1],[2],[3]	16,499	14,517
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	29,567	45,721
Derivative assets, Fair value	[2],[3]	723	851
Derivative liabilities, Fair value	[1],[2],[3]	922	920
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,400,386	2,243,179
Derivative assets, Fair value	[2],[3]	11,197	8,612
Derivative liabilities, Fair value	[1],[2],[3]	10,754	8,290
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	14,380	35,343
Derivative assets, Fair value	[2],[3]	427	533
Derivative liabilities, Fair value	[1],[2],[3]	439	464
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	108,496	310,677
Derivative assets, Fair value	[2],[3]	4,403	4,912
Derivative liabilities, Fair value	[1],[2],[3]	4,381	4,842
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	431	241
Derivative assets, Fair value	[2],[3]	1	1
Derivative liabilities, Fair value	[1],[2],[3]	3	1
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,160	1,148
Derivative assets, Fair value		19	20
Derivative liabilities, Fair value	[1]	0
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,021	1,002
Derivative assets, Fair value		17	20
Derivative liabilities, Fair value	[1]	0
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	139	146
Derivative assets, Fair value		2	0
Derivative liabilities, Fair value	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2019 and September 30, 2019, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.